Events After The Reporting Period	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Events After The Reporting Period
28	Events after the reporting period
On January 12, 2021, Patria Holdings Ltd. acquired 100,000 of the common shares of the Company (or 10% of our existing common shares) that were beneficially owned by Blackstone Pat Holdings IV, LLC (“Blackstone”).
As mentioned in note 25(c), on January 21, 2021 the Group paid dividends amounting to US$ 23,259.
On January 21, 2021, Zedra S.A. acquired a limited company in Brazil, with the purpose to establish a company that will be specialized in advisory, consulting and planning of services for the entities or funds directly or indirectly managed by the Group. The acquisition amount was not material.
On January 21, 2021, the Company completed its initial public offering (“IPO”) registration, offering 34,613,647 of class A common shares, out of which 19,147,500 new shares were offered by the company (primary offering) and the remaining 15,466,147 shares were offered by a selling shareholders (secondary offering).

After bank fees, the proceeds received by the Company were US$ 302.7 million. The offering expenses paid between January 1, 2021 and March 31, 2021, net of underwriters ‘commissions and bonuses, were US$ 3,099 out of which US$ 1,368 was recognized directly in the income statement and US$ 1,731 in equity as transaction costs.
The shares offered and sold in the IPO were registered under the Securities Act of 1933, as amended, pursuant to the Company’s Registration Statement on Form
F-1
(Registration N°
333-251823).
The common shares began trading on the Nasdaq Global Select Market
(“NASDAQ-GS”)
on January 22, 2021 under the symbol “PAX”.
Following the IPO the Company has two classes of common shares: Class A common shares, which are entitled to one vote per share, and Class B common shares, which are entitled to 10 votes per share and to maintain a proportional ownership interest in the event that additional Class A common shares are issued. In addition, the Company’s total authorized share capital was US$100,000, divided into 1,000,000,000 shares par value US$0.0001 each, of which:

•	500,000,000 shares are designated as Class A common shares; and

•	250,000,000 shares are designated as Class B common shares.
The Company intends to pay to holders of Class A common shares dividends representing approximately 85% of our Distributable Earnings, subject to adjustment by amounts determined by our board of directors to be necessary or appropriate. The dividend amount could also be adjusted upwards or downwards.
The Company has entered into a purchase agreement among Blackstone, Patria Holdings Ltd, and PILTDA, as part of a corporate reorganization pursuant to which the 19.6%
non-controlling
interest in PILTDA held by Blackstone and the 29.4%
non-controlling
interest in PILTDA held by a related party of Patria Holdings Ltd (the “Related Party”) will be reorganized as follows: (i) the direct interest held by Blackstone in PILTDA will be contributed to the Company in exchange for three Class A common shares to be issued to Blackstone; and (ii) the direct interest held by the Related Party will be redeemed in its entirety at par value for a promissory note and Patria Holdings Ltd will contribute the promissory note to the Company, in consideration for which the Company will issue seven Class B common shares in the first half of 2021.
The Company intends to implement either a share option plan or a restricted share plan in which eligible participants will include members of our management and our employees. Beneficiaries under the share option plan or the restricted share plan, as the case may be, will be granted rights to buy shares based on certain criteria that shall be determined and disclosed prior to the commencement of such plan. The final eligibility of any beneficiary to participate in the share option plan or restricted share plan will be determined by our board of directors.
A subsidiary of the Company, Patria Latin American Growth Opportunity Acquisition Corp (“PLG”) has been incorporated and filed a registration statement on Form
S-1
with the U.S. Securities and Exchange Commission (“SEC”) relating to the proposed initial public offering of 25,000,000 units at a price of $10.00 per unit, consisting of one share of Class A common stock and one-third
of one redeemable warrant. PLG is a new special purpose acquisition company incorporated in the Cayman Islands and sponsored by the Company for the purpose of effecting a business combination with one or more businesses with a focus in Latin America.

A registration statement relating to these securities has been filed with the SEC, but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time that the registration statement becomes effective.